Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense computed at the statutory rate		$ 3,899	$ 5,734	$ (1,996)
Dividends-received deductions and tax-exempt interest		(2,298)	(2,803)	(2,455)
Deferred tax revaluation due to tax rate change	[1]	12,556
Other		(43)	12	10
Income tax expense (benefit) as reported		$ 14,114	$ 2,943	$ (4,441)

[1]	On December 22, 2017, the United States passed the Tax Act of 2017 which reduced the corporate tax rate from 35% to 21% for tax years beginning after December 31, 2017. As a result, the deferred taxes recorded on the Balance Sheets were revalued to reflect the reduction in the future corporate tax rate.